Revenue from Contracts with Customer - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disaggregation of Revenue [Line Items]
Deferred revenues	$ 179,900		$ 213,145		$ 212,529
Contract with customer, liability, revenue recognized	177,462		202,354
Increase in contract with customer, liability	(35,134)	$ (39,655)	(268)	$ 21,247
Contract with customer liability additions	142,678		202,806
Total revenues	$ 581,977	$ 533,732	736,654	$ 691,710
Customer Concentration Risk | Revenue Benchmark | Channel Partners
Disaggregation of Revenue [Line Items]
Concentration risk percentage	8.00%	8.00%
Portfolio Balancing
Disaggregation of Revenue [Line Items]
Deferred revenues	$ 18,231		18,060
Licenses
Disaggregation of Revenue [Line Items]
Total revenues	245,639	$ 225,921	311,689
Term Licenses
Disaggregation of Revenue [Line Items]
Total revenues	$ 209,619	$ 187,666	$ 251,996